Accounts receivable and other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade receivables	$ 57,832	$ 49,387
Value added tax and other taxes recoverable	30,984	29,465
Other receivables and advances	21,128	22,233
Prepaid expenses and deposits	20,732	19,997
Deferred consideration	60,000	0
Accounts receivable and other	$ 190,676	$ 121,082